Segment Information - Financial Information of Operating Segments (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Gross written premiums		¥ 535,826	¥ 511,966	¥ 430,498
Net premiums earned		532,023	506,910	426,230
Investment income		125,167	122,727	109,147
Net realised gains on financial assets		(19,591)	42	6,038
Net fair value gains through profit or loss		(18,278)	6,183	(7,094)
Other income		8,098	7,493	6,460
Total revenues		627,419	643,355	540,781
BENEFITS, CLAIMS AND EXPENSES
Life insurance death and other benefits		(248,736)	(259,708)	(253,157)
Accident and health claims and claim adjustment expenses		(40,552)	(33,818)	(27,269)
Increase in insurance contract liabilities		(189,931)	(172,517)	(126,619)
Investment contract benefits		(9,332)	(8,076)	(5,316)
Policyholder dividends resulting from participation in profits		(19,646)	(21,871)	(15,883)
Underwriting and policy acquisition costs		(62,705)	(64,789)	(52,022)
Finance costs		(4,116)	(4,601)	(4,767)
Administrative expenses		(37,486)	(35,953)	(31,854)
Other expenses		(7,642)	(6,426)	(4,859)
Statutory insurance fund contribution		(1,097)	(1,068)	(1,048)
Total benefits, claims and expenses		(621,243)	(608,827)	(522,794)
Share of profit of associates and joint ventures, net		7,745	7,143	5,855
Segment results		13,921	41,671	23,842
Income tax		(1,985)	(8,919)	(4,257)
Net profit		11,936	32,752	19,585
Attributable to
Equity holders of the Company		11,395	32,253	19,127
Non-controlling interests		541	499	458
Other comprehensive income attributable to equity holders of the Company		(2,070)	(7,912)	(25,774)
Depreciation and amortisation		2,638	2,240	2,083
ASSETS
Financial assets (including cash and cash equivalents)		2,942,485	2,640,596
Others		220,942	178,575
Segment assets		3,163,427	2,819,171
Unallocated
Property, plant and equipment		47,281	42,707	30,389
Others		43,695	35,713
Total		3,254,403	2,897,591
Liabilities
Insurance contracts		2,216,031	2,025,133
Investment contracts	[1]	255,434	232,500
Derivative financial liabilities		1,877
Securities sold under agreements to repurchase		192,141	87,309
Others		72,976	66,558
Segment liabilities		2,738,459	2,411,500
Unallocated
Others		192,654	160,781
Total		2,931,113	2,572,281
Operating segments [member] | Life [member]
Revenues
Gross written premiums		437,540	429,822	361,905
Net premiums earned		436,863	429,267	361,649
Investment income		116,721	115,316	103,723
Net realised gains on financial assets		(18,439)	41	5,823
Net fair value gains through profit or loss		(16,946)	5,690	(6,436)
Other income		1,088	1,276	1,345
Total revenues		519,287	551,590	466,104
BENEFITS, CLAIMS AND EXPENSES
Life insurance death and other benefits		(245,786)	(257,300)	(251,155)
Increase in insurance contract liabilities		(167,090)	(152,110)	(109,767)
Investment contract benefits		(9,020)	(7,798)	(5,091)
Policyholder dividends resulting from participation in profits		(19,523)	(21,748)	(15,787)
Underwriting and policy acquisition costs		(43,108)	(48,781)	(38,459)
Finance costs		(3,304)	(3,967)	(4,395)
Administrative expenses		(23,728)	(24,286)	(22,248)
Other expenses		(5,339)	(5,508)	(3,666)
Including: inter-segment expenses		(1,492)	(1,071)	(853)
Statutory insurance fund contribution		(759)	(777)	(804)
Total benefits, claims and expenses		(517,657)	(522,275)	(451,372)
Segment results		1,630	29,315	14,732
Attributable to
Other comprehensive income attributable to equity holders of the Company		(2,579)	(7,838)	(23,433)
Depreciation and amortisation		1,589	1,513	1,490
ASSETS
Financial assets (including cash and cash equivalents)		2,743,378	2,478,739
Others		9,696	8,402
Segment assets		2,753,074	2,487,141
Liabilities
Insurance contracts		2,081,822	1,914,597
Investment contracts		240,152	218,436
Derivative financial liabilities		1,773
Securities sold under agreements to repurchase		178,499	81,163
Others		46,328	41,888
Segment liabilities		2,548,574	2,256,084
Operating segments [member] | Life [member] | Term life [member]
Revenues
Gross written premiums		3,145	4,110	3,871
Operating segments [member] | Life [member] | Whole life [member]
Revenues
Gross written premiums		46,375	36,496	29,524
Operating segments [member] | Life [member] | Endowment [member]
Revenues
Gross written premiums		126,318	198,418	188,415
Operating segments [member] | Life [member] | Annuity [member]
Revenues
Gross written premiums		261,702	190,798	140,095
Operating segments [member] | Health [member]
Revenues
Gross written premiums		83,614	67,708	54,010
Net premiums earned		80,279	63,323	50,590
Investment income		6,393	5,454	4,122
Net realised gains on financial assets		(1,008)	2	231
Net fair value gains through profit or loss		(927)	269	(255)
Other income		84	75	86
Total revenues		84,821	69,123	54,774
BENEFITS, CLAIMS AND EXPENSES
Life insurance death and other benefits		(2,922)	(2,383)	(1,977)
Accident and health claims and claim adjustment expenses		(33,801)	(27,992)	(21,958)
Increase in insurance contract liabilities		(22,966)	(20,249)	(16,578)
Investment contract benefits		(312)	(278)	(225)
Policyholder dividends resulting from participation in profits		(123)	(123)	(96)
Underwriting and policy acquisition costs		(11,806)	(8,494)	(6,906)
Finance costs		(181)	(187)	(174)
Administrative expenses		(7,881)	(5,615)	(4,373)
Other expenses		(487)	(376)	(256)
Including: inter-segment expenses		(82)	(51)	(34)
Statutory insurance fund contribution		(242)	(180)	(138)
Total benefits, claims and expenses		(80,721)	(65,877)	(52,681)
Segment results		4,100	3,246	2,093
Attributable to
Other comprehensive income attributable to equity holders of the Company		(141)	(370)	(930)
Depreciation and amortisation		505	351	257
ASSETS
Financial assets (including cash and cash equivalents)		145,889	114,045
Others		8,975	8,149
Segment assets		154,864	122,194
Liabilities
Insurance contracts		125,743	102,190
Investment contracts		15,282	14,064
Derivative financial liabilities		97
Securities sold under agreements to repurchase		9,759	3,832
Others		3,607	3,123
Segment liabilities		154,488	123,209
Operating segments [member] | Accident [member]
Revenues
Gross written premiums		14,672	14,436	14,583
Net premiums earned		14,881	14,320	13,991
Investment income		441	456	403
Net realised gains on financial assets		(70)		23
Net fair value gains through profit or loss		(65)	23	(25)
Total revenues		15,187	14,799	14,392
BENEFITS, CLAIMS AND EXPENSES
Life insurance death and other benefits		(28)	(25)	(25)
Accident and health claims and claim adjustment expenses		(6,751)	(5,826)	(5,311)
Increase in insurance contract liabilities		125	(158)	(274)
Underwriting and policy acquisition costs		(4,808)	(4,565)	(4,441)
Finance costs		(12)	(16)	(17)
Administrative expenses		(2,982)	(3,423)	(2,899)
Other expenses		(140)	(147)	(467)
Including: inter-segment expenses		(5)	(4)	(3)
Statutory insurance fund contribution		(96)	(111)	(106)
Total benefits, claims and expenses		(14,692)	(14,271)	(13,540)
Segment results		495	528	852
Attributable to
Other comprehensive income attributable to equity holders of the Company		(10)	(31)	(91)
Depreciation and amortisation		202	216	196
ASSETS
Financial assets (including cash and cash equivalents)		9,835	9,390
Others		610	552
Segment assets		10,445	9,942
Liabilities
Insurance contracts		8,466	8,346
Investment contracts			0
Derivative financial liabilities		7
Securities sold under agreements to repurchase		674	321
Others		211	224
Segment liabilities		9,358	8,891
Operating segments [member] | Others [member]
Revenues
Investment income		1,612	1,501	899
Net realised gains on financial assets		(74)	(1)	(39)
Net fair value gains through profit or loss		(340)	201	(378)
Other income		8,505	7,268	5,919
Including: inter-segment revenue		1,579	1,126	890
Total revenues		9,703	8,969	6,401
BENEFITS, CLAIMS AND EXPENSES
Underwriting and policy acquisition costs		(2,983)	(2,949)	(2,216)
Finance costs		(619)	(431)	(181)
Administrative expenses		(2,895)	(2,629)	(2,334)
Other expenses		(3,255)	(1,521)	(1,360)
Total benefits, claims and expenses		(9,752)	(7,530)	(6,091)
Share of profit of associates and joint ventures, net		7,745	7,143	5,855
Segment results		7,696	8,582	6,165
Attributable to
Other comprehensive income attributable to equity holders of the Company		660	327	(1,320)
Depreciation and amortisation		342	160	140
ASSETS
Financial assets (including cash and cash equivalents)		43,383	38,422
Others		201,661	161,472
Segment assets		245,044	199,894
Liabilities
Insurance contracts			0
Investment contracts			0
Securities sold under agreements to repurchase		3,209	1,993
Others		22,830	21,323
Segment liabilities		26,039	23,316
Elimination [member]
Revenues
Other income		(1,579)	(1,126)	(890)
Including: inter-segment revenue		(1,579)	(1,126)	(890)
Total revenues		(1,579)	(1,126)	(890)
BENEFITS, CLAIMS AND EXPENSES
Other expenses		1,579	1,126	890
Including: inter-segment expenses		1,579	1,126	890
Total benefits, claims and expenses		¥ 1,579	1,126	¥ 890
ASSETS
Financial assets (including cash and cash equivalents)			0
Others			0
Segment assets			0
Liabilities
Insurance contracts			0
Investment contracts			0
Securities sold under agreements to repurchase			0
Others			0
Segment liabilities			¥ 0

[1]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.